Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Shanghai Muliang Industrial Corp. [Member]
Current Assets:
Cash and cash equivalents	$ 183,536	$ 30,203
Accounts receivable, net	91,353	639,589
Accounts receivable - related party	372,102	1,525,958
Inventories	460,979	859,607
Advances to suppliers	1,263,252	3,052,216
Advances to suppliers - related party	12,330	$ 1,329,330
Prepaid expenses	3,462
Other receivables, net	82,615	$ 76,184
Due from related party	3,785,377	860,281
Total Current Assets	$ 6,255,006	8,373,368
Long-term investment		490,966
Plant and equipment, net	$ 1,261,640	1,614,171
Construction in progress	5,535,611	$ 399,960
Biological assets, net	53,686
Intangible assets, net	2,848,561	$ 2,909,544
Total Assets	15,954,504	13,788,009
Current Liabilities:
Short-term loans	10,707,476	5,474,313
Accounts payable and accrued payables	2,213,357	772,616
Accounts payable - related party	1,336,435	2,159,528
Advances from customers	16,993	40,933
Other payables	281,510	278,732
Due to related party	7,815,637	8,698,607
Total Current Liabilities	22,371,408	17,424,729
Long-term loans	3,406,044	2,446,076
Total Liabilities	25,777,452	19,870,805
Stockholders' Equity:
Paid in capital	793,512	793,512
Additional paid in capital	19,298	19,298
Accumulated deficit	(10,519,167)	(6,799,179)
Accumulated other comprehensive loss	(121,239)	(145,766)
Stockholders' Equity (Deficit) - Shanghai Muliang Industrial Corp. and Subsidiaries	(9,827,596)	(6,132,135)
Noncontrolling interest	4,648	49,339
Total Stockholders' Equity (Deficit)	(9,822,948)	(6,082,796)
Total Liabilities and Stockholders' Equity	$ 15,954,504	$ 13,788,009